Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	19.00%	19.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	14.50%
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 26.4
Great Britain
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%
UNITED KINGDOM | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 84.7
US
Operating Loss Carryforwards [Line Items]
2031	1.1
2037	1.3
2038	3.6
2039	12.7
SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1.5